Supplemental Guarantor Information	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Supplemental Guarantor Information
37. Supplemental Guarantor Information

The following consolidating information presents Condensed Consolidated Balance Sheets as at 31 December 2019 and 2018 and Condensed Consolidated Income Statements and Condensed Consolidated Statements of Comprehensive Income and Condensed Consolidated Statements of Cash Flow for the years ended 31 December 2019, 2018 and 2017 of the Company and CRH America, Inc. as required by Article
3-10(c)
of Regulation
S-X.
This information is prepared in accordance with IFRS with the exception that the subsidiaries are accounted for as investments under the equity method rather than being consolidated. CRH America, Inc. is 100% owned by the Company. The Guarantees of the Guarantor are full and unconditional.

CRH plc also fully and unconditionally guarantees securities issued by CRH America Finance, Inc., which is a 100% owned finance subsidiary of CRH plc.

CRH America, Inc. (the ‘Issuer’) has the following notes which are fully and unconditionally guaranteed by CRH plc (the ‘Guarantor’):

US$400 million 5.750% Notes due 2021 – listed on the NYSE

US$1,250 million 3.875% Notes due 2025 – listed on Euronext Dublin

US$300 million 6.40% Notes due 2033 – listed on Euronext Dublin (i)

US$500 million 5.125% Notes due 2045 – listed on Euronext Dublin

(i)
Originally issued as a US$300 million bond in September 2003. Subsequently in August 2009 and December 2010, US$87.445 million of the issued notes were acquired by CRH plc as part of liability management exercises undertaken.

Supplemental Condensed Consolidated Balance Sheet as at 31 December 2019

	Guarantor € m	Issuer € m	Non-Guarantor subsidiaries € m	Eliminate and reclassify € m	CRH and subsidiaries € m
ASSETS
Non-current assets
Property, plant and equipment	-	-	17,424	-	17,424
Intangible assets	-	-	8,434	-	8,434
Subsidiaries	15,621	709	1,682	(18,012)	-
Investments accounted for using the equity method	-	-	690	-	690
Advances to subsidiaries and parent undertakings	-	3,549	-	(3,549)	-
Other financial assets	-	-	12	-	12
Other receivables	-	-	317	-	317
Derivative financial instruments	-	20	56	-	76
Deferred income tax assets	-	-	67	-	67
Total non-current assets	15,621	4,278	28,682	(21,561)	27,020

Current assets
Inventories	-	-	2,742	-	2,742
Trade and other receivables	-	-	3,767	-	3,767
Advances to subsidiaries and parent undertakings	967	-	106	(1,073)	-
Current income tax recoverable	-	-	20	-	20
Derivative financial instruments	-	-	6	-	6
Cash and cash equivalents	458	-	3,297	-	3,755
Total current assets	1,425	-	9,938	(1,073)	10,290

Total assets	17,046	4,278	38,620	(22,634)	37,310

EQUITY
Capital and reserves attributable to the Company’s equity holders	16,940	2,087	15,925	(18,012)	16,940
Non-controlling interests	-	-	540	-	540
Total equity	16,940	2,087	16,465	(18,012)	17,480

LIABILITIES
Non-current liabilities
Lease liabilities	-	-	1,240	-	1,240
Interest-bearing loans and borrowings	-	2,171	6,028	-	8,199
Derivative financial instruments	-	-	1	-	1
Deferred income tax liabilities	-	-	2,338	-	2,338
Other payables	-	-	485	-	485
Advances from subsidiary and parent undertakings	-	-	3,549	(3,549)	-
Retirement benefit obligations	-	-	427	-	427
Provisions for liabilities	-	-	760	-	760
Total non-current liabilities	-	2,171	14,828	(3,549)	13,450

Current liabilities
Lease liabilities	-	-	271	-	271
Trade and other payables	-	20	4,356	-	4,376
Advances from subsidiary and parent undertakings	106	-	967	(1,073)	-
Current income tax liabilities	-	-	503	-	503
Interest-bearing loans and borrowings	-	-	815	-	815
Derivative financial instruments	-	-	16	-	16
Provisions for liabilities	-	-	399	-	399
Total current liabilities	106	20	7,327	(1,073)	6,380

Total liabilities	106	2,191	22,155	(4,622)	19,830

Total equity and liabilities	17,046	4,278	38,620	(22,634)	37,310

Supplemental Condensed Consolidated Balance Sheet as at 31 December 2018

	Guarantor € m	Issuer € m	Non-Guarantor subsidiaries € m	Eliminate and reclassify € m	CRH and subsidiaries € m
ASSETS
Non-current assets
Property, plant and equipment	-	-	15,761	-	15,761
Intangible assets	-	-	8,433	-	8,433
Subsidiaries	14,892	572	1,682	(17,146)	-
Investments accounted for using the equity method	-	-	1,163	-	1,163
Advances to subsidiaries and parent undertakings	-	3,550	-	(3,550)	-
Other financial assets	-	-	23	-	23
Other receivables	-	-	181	-	181
Derivative financial instruments	-	-	30	-	30
Deferred income tax assets	-	-	71	-	71
Total non-current assets	14,892	4,122	27,344	(20,696)	25,662

Current assets
Inventories	-	-	3,061	-	3,061
Trade and other receivables	-	-	4,074	-	4,074
Advances to subsidiaries and parent undertakings	1,233	-	507	(1,740)	-
Current income tax recoverable	-	-	15	-	15
Derivative financial instruments	-	-	15	-	15
Cash and cash equivalents	411	-	1,935	-	2,346
Total current assets	1,644	-	9,607	(1,740)	9,511

Total assets	16,536	4,122	36,951	(22,436)	35,173

EQUITY
Capital and reserves attributable to the Company’s equity holders	16,029	1,950	15,196	(17,146)	16,029
Non-controlling interests	-	-	525	-	525
Total equity	16,029	1,950	15,721	(17,146)	16,554

LIABILITIES
Non-current liabilities
Interest-bearing loans and borrowings	-	2,098	6,600	-	8,698
Derivative financial instruments	-	16	2	-	18
Deferred income tax liabilities	-	-	2,209	-	2,209
Other payables	-	-	472	-	472
Advances from subsidiary and parent undertakings	-	-	3,550	(3,550)	-
Retirement benefit obligations	-	-	424	-	424
Provisions for liabilities	-	-	719	-	719
Total non-current liabilities	-	2,114	13,976	(3,550)	12,540

Current liabilities
Trade and other payables	-	21	4,588	-	4,609
Advances from subsidiary and parent undertakings	507	-	1,233	(1,740)	-
Current income tax liabilities	-	-	443	-	443
Interest-bearing loans and borrowings	-	37	581	-	618
Derivative financial instruments	-	-	41	-	41
Provisions for liabilities	-	-	368	-	368
Total current liabilities	507	58	7,254	(1,740)	6,079

Total liabilities	507	2,172	21,230	(5,290)	18,619

Total equity and liabilities	16,536	4,122	36,951	(22,436)	35,173

Supplemental Condensed Consolidated Income Statement

	Year ended 31 December 2019
	Guarantor € m	Issuer € m	Non-Guarantor subsidiaries € m	Eliminate and reclassify € m	CRH and subsidiaries € m
Revenue	-	-	25,129	-	25,129
Cost of sales	-	-	(16,846)	-	(16,846)
Gross profit	-	-	8,283	-	8,283
Operating income/(costs)	1,531	-	(7,320)	-	(5,789)
Group operating profit	1,531	-	963	-	2,494
(Loss)/profit on disposals	(13)	-	12	-	(1)
Profit before finance costs	1,518	-	975	-	2,493
Finance costs	(3)	(280)	(353)	290	(346)
Finance income	-	290	20	(290)	20
Other financial expense	-	-	(112)	-	(112)
Share of subsidiaries’ profit before tax	522	136	-	(658)	-
Share of equity accounted investments’ profit	60	-	60	(60)	60
Profit before tax from continuing operations	2,097	146	590	(718)	2,115
Income tax expense	(477)	(36)	(441)	477	(477)
Group profit for the financial year from continuing operations	1,620	110	149	(241)	1,638
Profit after tax for the financial year from discontinued operations	309	-	310	(309)	310
Group profit for the financial year	1,929	110	459	(550)	1,948

Profit attributable to:
Equity holders of the Company
From continuing operations	1,620	110	131	(241)	1,620
From discontinued operations	309	-	309	(309)	309
Non-controlling interests
From continuing operations	-	-	18	-	18
From discontinued operations	-	-	1	-	1
Group profit for the financial year	1,929	110	459	(550)	1,948

Supplemental Condensed Consolidated Statement of Comprehensive Income

Group profit for the financial year	1,929	110	459	(550)	1,948
Other comprehensive income
Items that may be reclassified to profit or loss in subsequent years:
Currency translation effects	319	27	316	(319)	343
Gains relating to cash flow hedges	24	-	24	(24)	24
Tax relating to cash flow hedges	(3)	-	(3)	3	(3)
	340	27	337	(340)	364
Items that will not be reclassified to profit or loss in subsequent years:
Remeasurement of retirement benefit obligations	(17)	-	(17)	17	(17)
Tax relating to retirement benefit obligations	(3)	-	(3)	3	(3)
	(20)	-	(20)	20	(20)

Total other comprehensive income for the financial year	320	27	317	(320)	344

Total comprehensive income for the financial year	2,249	137	776	(870)	2,292

Attributable to:
Equity holders of the Company	2,249	137	733	(870)	2,249
Non-controlling interests	-	-	43	-	43
Total comprehensive income for the financial year	2,249	137	776	(870)	2,292

Supplemental Condensed Consolidated Income Statement

		Year ended 31 December 2018			Restated (i)
	Guarantor € m	Issuer € m	Non-Guarantor subsidiaries € m	Eliminate and reclassify € m	CRH and subsidiaries € m
Revenue	-	-	23,241	-	23,241
Cost of sales	-	-	(15,572)	-	(15,572)
Gross profit	-	-	7,669	-	7,669
Operating income/(costs)	1,741	-	(7,339)	-	(5,598)
Group operating profit	1,741	-	330	-	2,071
Loss on disposals	(15)	-	(12)	-	(27)
Profit before finance costs	1,726	-	318	-	2,044
Finance costs	-	(224)	(346)	231	(339)
Finance income	1	231	33	(231)	34
Other financial expense	-	-	(46)	-	(46)
Share of subsidiaries’ (loss)/profit before tax	(37)	115	-	(78)	-
Share of equity accounted investments’ profit	48	-	48	(48)	48
Profit before tax from continuing operations	1,738	122	7	(126)	1,741
Income tax expense	(396)	(32)	(364)	396	(396)
Group profit for the financial year from continuing operations	1,342	90	(357)	270	1,345
Profit after tax for the financial year from discontinued operations	1,175	-	1,176	(1,175)	1,176
Group profit for the financial year	2,517	90	819	(905)	2,521

Profit attributable to:
Equity holders of the Company
From continuing operations	1,342	90	(360)	270	1,342
From discontinued operations	1,175	-	1,175	(1,175)	1,175
Non-controlling interests
From continuing operations	-	-	3	-	3
From discontinued operations	-	-	1	-	1
Group profit for the financial year	2,517	90	819	(905)	2,521

(i)   Restated to show the results of our former Europe Distribution segment in discontinued operations.

Supplemental Condensed Consolidated Statement of Comprehensive Income

Group profit for the financial year	2,517	90	819	(905)	2,521
Other comprehensive income
Items that may be reclassified to profit or loss in subsequent years:
Currency translation effects	277	63	213	(277)	276
Losses relating to cash flow hedges	(40)	-	(40)	40	(40)
Tax relating to cash flow hedges	5	-	5	(5)	5
	242	63	178	(242)	241
Items that will not be reclassified to profit or loss in subsequent years:
Remeasurement of retirement benefit obligations	10	-	10	(10)	10
Tax relating to retirement benefit obligations	(1)	-	(1)	1	(1)
	9	-	9	(9)	9

Total other comprehensive income for the financial year	251	63	187	(251)	250

Total comprehensive income for the financial year	2,768	153	1,006	(1,156)	2,771

Attributable to:
Equity holders of the Company	2,768	153	1,003	(1,156)	2,768
Non-controlling interests	-	-	3	-	3
Total comprehensive income for the financial year	2,768	153	1,006	(1,156)	2,771

Supplemental Condensed Consolidated Income Statement

		Year ended 31 December 2017			Restated (i)
	Guarantor € m	Issuer € m	Non-Guarantor subsidiaries € m	Eliminate and reclassify € m	CRH and subsidiaries € m
Revenue	-	-	21,653	-	21,653
Cost of sales	-	-	(14,275)	-	(14,275)
Gross profit	-	-	7,378	-	7,378
Operating income/(costs)	22	-	(5,473)	-	(5,451)
Group operating profit	22	-	1,905	-	1,927
Profit on disposals	-	-	54	-	54
Profit before finance costs	22	-	1,959	-	1,981
Finance costs	-	(235)	(308)	242	(301)
Finance income	2	242	10	(242)	12
Other financial expense	-	-	(59)	-	(59)
Share of subsidiaries’ profit before tax	1,586	83	-	(1,669)	-
Share of equity accounted investments’ profit	52	-	52	(52)	52
Profit before tax from continuing operations	1,662	90	1,654	(1,721)	1,685
Income tax expense	(12)	(29)	17	12	(12)
Group profit for the financial year from continuing operations	1,650	61	1,671	(1,709)	1,673
Profit after tax for the financial year from discontinued operations	245	-	246	(245)	246
Group profit for the financial year	1,895	61	1,917	(1,954)	1,919

Profit attributable to:
Equity holders of the Company
From continuing operations	1,650	61	1,648	(1,709)	1,650
From discontinued operations	245	-	245	(245)	245
Non-controlling interests
From continuing operations	-	-	23	-	23
From discontinued operations	-	-	1	-	1
Group profit for the financial year	1,895	61	1,917	(1,954)	1,919

(i)   Restated to show the results of our former Europe Distribution segment in discontinued operations.

Supplemental Condensed Consolidated Statement of Comprehensive Income
Group profit for the financial year	1,895	61	1,917	(1,954)	1,919
Other comprehensive income
Items that may be reclassified to profit or loss in subsequent years:
Currency translation effects	(1,015)	(186)	(890)	1,015	(1,076)
Gains relating to cash flow hedges	8	-	8	(8)	8
	(1,007)	(186)	(882)	1,007	(1,068)
Items that will not be reclassified to profit or loss in subsequent years:
Remeasurement of retirement benefit obligations	114	-	114	(114)	114
Tax on items recognised directly within other comprehensive income	(33)	-	(33)	33	(33)
	81	-	81	(81)	81

Total other comprehensive income for the financial year	(926)	(186)	(801)	926	(987)

Total comprehensive income for the financial year	969	(125)	1,116	(1,028)	932

Attributable to:
Equity holders of the Company	969	(125)	1,153	(1,028)	969
Non-controlling interests	-	-	(37)	-	(37)
Total comprehensive income for the financial year	969	(125)	1,116	(1,028)	932

Supplemental Condensed Consolidated Statement of Cash Flow

	Year ended 31 December 2019
	Guarantor € m	Issuer € m	Non-Guarantor subsidiaries € m	Eliminate and reclassify € m	CRH and subsidiaries € m
Cash flows from operating activities
Profit before tax from continuing operations	2,097	146	590	(718)	2,115
Profit before tax from discontinued operations	332	-	333	(332)	333
Profit before tax	2,429	146	923	(1,050)	2,448
Finance costs (net)	3	(10)	452	-	445
Share of subsidiaries’ profit before tax	(842)	(136)	-	978	-
Share of equity accounted investments’ profit	(72)	-	(72)	72	(72)
Loss/(profit) on disposals	13	-	(239)	-	(226)
Group operating profit	1,531	-	1,064	-	2,595
Depreciation charge	-	-	1,538	-	1,538
Amortisation of intangible assets	-	-	59	-	59
Impairment charge	-	-	8	-	8
Share-based payment (income)/expense	(26)	-	103	-	77
Other (primarily pension payments)	-	-	(3)	-	(3)
Net movement on working capital and provisions	-	(1)	(63)	-	(64)
Cash generated from operations	1,505	(1)	2,706	-	4,210
Interest paid (including leases)	(3)	(280)	(426)	290	(419)
Corporation tax paid	-	(36)	(289)	-	(325)
Net cash inflow/(outflow) from operating activities	1,502	(317)	1,991	290	3,466

Cash flows from investing activities
Proceeds from disposals (net of cash disposed and deferred proceeds)	-	-	2,096	-	2,096
Interest received	-	290	20	(290)	20
Dividends received from equity accounted investments	-	-	35	-	35
Purchase of property, plant and equipment	-	-	(1,229)	-	(1,229)
Advances from subsidiary and parent undertakings	(375)	70	(336)	641	-
Acquisition of subsidiaries (net of cash acquired)	-	-	(650)	-	(650)
Other investments and advances	-	-	(29)	-	(29)
Deferred and contingent acquisition consideration paid	-	-	(48)	-	(48)
Net cash (outflow)/inflow from investing activities	(375)	360	(141)	351	195

Cash flows from financing activities
Proceeds from exercise of share options	20	-	-	-	20
Transactions involving non-controlling interests	-	-	(19)	-	(19)
Advances to subsidiary and parent undertakings	336	-	305	(641)	-
Increase in interest-bearing loans and borrowings	-	-	91	-	91
Net cash flow arising from derivative financial instruments	-	-	(36)	-	(36)
Repayment of interest-bearing loans, borrowings and finance leases	-	(43)	(529)	-	(572)
Repayment of lease liabilities	-	-	(317)	-	(317)
Treasury Shares/own shares purchased	(852)	-	-	-	(852)
Dividends paid to equity holders of the Company	(584)	-	-	-	(584)
Dividends paid to non-controlling interests	-	-	(10)	-	(10)
Net cash (outflow)/inflow from financing activities	(1,080)	(43)	(515)	(641)	(2,279)

Increase in cash and cash equivalents	47	-	1,335	-	1,382

Reconciliation of opening to closing cash and cash equivalents
Cash and cash equivalents at 1 January	411	-	1,935	-	2,346
Translation adjustment	-	-	27	-	27
Increase in cash and cash equivalents	47	-	1,335	-	1,382
Cash and cash equivalents at 31 December	458	-	3,297	-	3,755
Supplemental Condensed Consolidated Statement of Cash Flow

	Year ended 31 December 2018
	Guarantor € m	Issuer € m	Non-Guarantor subsidiaries € m	Eliminate and reclassify € m	CRH and subsidiaries € m
Cash flows from operating activities
Profit before tax from continuing operations	1,738	122	7	(126)	1,741
Profit before tax from discontinued operations	1,678	-	1,679	(1,678)	1,679
Profit before tax	3,416	122	1,686	(1,804)	3,420
Finance costs (net)	(1)	(7)	359	-	351
Share of subsidiaries’ profit before tax	(1,629)	(115)	-	1,744	-
Share of equity accounted investments’ profit	(60)	-	(60)	60	(60)
Loss/(profit) on disposals	15	-	(1,554)	-	(1,539)
Group operating profit	1,741	-	431	-	2,172
Depreciation charge	-	-	1,071	-	1,071
Amortisation of intangible assets	-	-	61	-	61
Impairment charge	-	-	56	-	56
Share-based payment (income)/expense	(13)	-	80	-	67
Other (primarily pension payments)	-	-	(67)	-	(67)
Net movement on working capital and provisions	-	(4)	(459)	-	(463)
Cash generated from operations	1,728	(4)	1,173	-	2,897
Interest paid (including leases)	-	(224)	(342)	231	(335)
Corporation tax paid	-	(32)	(631)	-	(663)
Net cash inflow/(outflow) from operating activities	1,728	(260)	200	231	1,899

Cash flows from investing activities
Proceeds from disposals (net of cash disposed and deferred proceeds)	-	-	3,009	-	3,009
Interest received	1	231	33	(231)	34
Dividends received from equity accounted investments	-	-	48	-	48
Purchase of property, plant and equipment	-	-	(1,121)	-	(1,121)
Advances from subsidiary and parent undertakings	(184)	241	238	(295)	-
Acquisition of subsidiaries (net of cash acquired)	-	-	(3,505)	-	(3,505)
Other investments and advances	-	-	(2)	-	(2)
Deferred and contingent acquisition consideration paid	-	-	(55)	-	(55)
Net cash (outflow)/inflow from investing activities	(183)	472	(1,355)	(526)	(1,592)

Cash flows from financing activities
Proceeds from issue of shares (net)	11	-	-	-	11
Proceeds from exercise of share options	7	-	-	-	7
Advances to subsidiary and parent undertakings	(238)	-	(57)	295	-
Increase in interest-bearing loans and borrowings	-	31	1,403	-	1,434
Net cash flow arising from derivative financial instruments	-	-	6	-	6
Repayment of interest-bearing loans, borrowings and finance leases	(2)	(243)	(1)	-	(246)
Treasury Shares/own shares purchased	(792)	-	-	-	(792)
Dividends paid to equity holders of the Company	(521)	-	-	-	(521)
Dividends paid to non-controlling interests	-	-	(12)	-	(12)
Net cash (outflow)/inflow from financing activities	(1,535)	(212)	1,339	295	(113)

Increase in cash and cash equivalents	10	-	184	-	194

Reconciliation of opening to closing cash and cash equivalents
Cash and cash equivalents at 1 January	401	-	1,734	-	2,135
Translation adjustment	-	-	17	-	17
Increase in cash and cash equivalents	10	-	184	-	194
Cash and cash equivalents at 31 December	411	-	1,935	-	2,346

Supplemental Condensed Consolidated Statement of Cash Flow

	Year ended 31 December 2017
	Guarantor € m	Issuer € m	Non-Guarantor subsidiaries € m	Eliminate and reclassify € m	CRH and subsidiaries € m
Cash flows from operating activities
Profit before tax from continuing operations	1,662	90	1,654	(1,721)	1,685
Profit before tax from discontinued operations	327	-	328	(327)	328
Profit before tax	1,989	90	1,982	(2,048)	2,013
Finance costs (net)	(2)	(7)	358	-	349
Share of subsidiaries’ profit before tax	(1,900)	(83)	-	1,983	-
Share of equity accounted investments’ profit	(65)	-	(65)	65	(65)
Profit on disposals	-	-	(59)	-	(59)
Group operating profit	22	-	2,216	-	2,238
Depreciation charge	-	-	1,006	-	1,006
Amortisation of intangible assets	-	-	66	-	66
Share-based payment (income)/expense	(1)	-	66	-	65
Other (primarily pension payments)	-	-	(186)	-	(186)
Net movement on working capital and provisions	-	(11)	(198)	-	(209)
Cash generated from operations	21	(11)	2,970	-	2,980
Interest paid (including leases)	-	(236)	(323)	242	(317)
Corporation tax paid	-	(29)	(445)	-	(474)
Net cash inflow/(outflow) from operating activities	21	(276)	2,202	242	2,189

Cash flows from investing activities
Proceeds from disposals (net of cash disposed and deferred proceeds)	-	-	222	-	222
Interest received	2	242	9	(242)	11
Dividends received from equity accounted investments	-	-	31	-	31
Purchase of property, plant and equipment	-	-	(1,044)	-	(1,044)
Advances from subsidiary and parent undertakings	407	356	-	(763)	-
Acquisition of subsidiaries (net of cash acquired)	-	-	(1,841)	-	(1,841)
Other investments and advances	-	-	(11)	-	(11)
Deferred and contingent acquisition consideration paid	-	-	(53)	-	(53)
Net cash inflow/(outflow) from investing activities	409	598	(2,687)	(1,005)	(2,685)

Cash flows from financing activities
Proceeds from issue of shares (net)	42	-	-	-	42
Transactions involving non-controlling interests	-	-	(37)	-	(37)
Advances to subsidiary and parent undertakings	-	-	(763)	763	-
Increase in interest-bearing loans and borrowings	-	6	1,004	-	1,010
Net cash flow arising from derivative financial instruments	-	11	158	-	169
Premium paid on early debt redemption	-	(18)	-	-	(18)
Repayment of interest-bearing loans, borrowings and finance leases	-	(321)	(22)	-	(343)
Treasury Shares/own shares purchased	(3)	-	-	-	(3)
Dividends paid to equity holders of the Company	(469)	-	-	-	(469)
Dividends paid to non-controlling interests	-	-	(8)	-	(8)
Net cash (outflow)/inflow from financing activities	(430)	(322)	332	763	343

Decrease in cash and cash equivalents	-	-	(153)	-	(153)

Reconciliation of opening to closing cash and cash equivalents
Cash and cash equivalents at 1 January	401	-	2,048	-	2,449
Translation adjustment	-	-	(161)	-	(161)
Decrease in cash and cash equivalents	-	-	(153)	-	(153)
Cash and cash equivalents at 31 December	401	-	1,734	-	2,135